Intangible Assets (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangible assets

Accounting policy:

Acquired intangible assets are measured at cost at initial recognition, while those arising from a business combination are recognized at fair value on the acquisition date. After initial recognition, are presented at cost less accumulated amortization and impairment losses, when applicable. Internally generated intangible assets, excluding development costs, are not capitalized and the expense is recognized in the statements of income (loss) when incurred.

Intangible assets with definite useful lives are amortized on a straight-line basis over their economic useful lives. The amortization period and method for an intangible asset with definite life are reviewed at least at the end of each year, and any changes observed are applied prospectively. The amortization of intangible assets with finite lives is recognized in the statements of income (loss) in the expense category related to their use.

Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment, being allocated to the cash-generating units. The Company records in this subgroup mainly goodwill and trademarks, which are expected to contribute indefinitely to its cash flows.

In the event of impairment, the company records the effects in the income statement, according to the nature of the asset.